UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2007

                    DATE OF REPORTING PERIOD: APRIL 30, 2007

ITEM 1.    REPORTS TO STOCKHOLDERS.

================================================================================

                                     [LOGO]

                                       FMA
                                   ----------
                                    FIDUCIARY
                                   MANAGEMENT
                                   ASSOCIATES


                        ---------------------------------
                           FMA SMALL COMPANY PORTFOLIO
                        ---------------------------------
                         THE ADVISORS' INNER CIRCLE FUND

                               SEMI-ANNUAL REPORT
                                 April 30, 2007

================================================================================

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO
                                                     APRIL 30, 2007

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

Shareholders' Letter ......................................................    1

Schedule of Investments ...................................................    2

Statement of Assets and Liabilities .......................................    7

Statement of Operations ...................................................    8

Statement of Changes in Net Assets ........................................    9

Financial Highlights ......................................................   10

Notes to Financial Statements .............................................   11

Disclosure of Portfolio Expenses ..........................................   16

Shareholder Voting Results ................................................   17

--------------------------------------------------------------------------------

The Portfolio files its complete schedule of investments of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Portfolio's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Portfolio uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available
(i) without charge, upon request, by calling 1-866-FMA-8333; and (ii) on the Commission's website at http://www.sec.gov.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO

--------------------------------------------------------------------------------
April 30, 2007

Dear Fellow Shareholders:

From the summer lows of 2006, the equity markets continued to advance through the end of April, generating trough to peak returns greater than 20% for the period as measured by the Russell 2000 Index. However, in late February, investors became concerned that further deterioration in the housing market, potential challenges related to sub-prime credit and geopolitical risks could potentially slow U.S. economic growth. At the same time, reports that core inflation data continued to exceed the Federal Reserve's target level contributed to a market retrenchment of about 6% in the small cap market. However, since the recent bottom in early March, equity indices have resumed their advance. Importantly, we viewed the February market pullback as a "pause that refreshes" and continue to expect double-digit small cap returns for 2007.

Over the six-month period ended April 30, 2007, market breadth was very strong with eight of the ten market sectors outperforming the Russell 2000 Index. Of particular note were the double-digit returns for the consumer staples, basic materials, transportation, capital goods and health care sectors of the market. Unfortunately, concerns about the challenges in sub-prime lending resulted in the meaningful underperformance in the financial services sector led by banks and savings and loans. For the six-month period, the Russell 2000 Index recorded a 6.86% gain while the Russell 2000 Value Index advanced 6.36%. We are pleased to report that the FMA Small Company Portfolio earned a 6.43% return, representative of the index performance. The FMA Small Company Portfolio benefited from its exposure to the consumer, cyclic and health care sectors of the market. In addition, excellent stock selection in the health care, energy, capital goods, consumer discretionary and technology sectors also boosted results. FMA's Small Company Portfolio also was positively impacted by merger activity as two portfolio holdings, Placer Sierra Bancshares and K&F Industries Holdings, were purchased by larger companies. We continue to expect robust mergers & acquisition activity to occur in 2007 given ample liquidity, reasonable financing costs and attractive valuations which should drive strategic corporate buyers as well as private equity firms to pursue acquisitions.

FMA's outlook for double-digit returns in 2007 is supported by the expectation that valuation multiples will expand in 2007 even as earnings growth moderates. Ample liquidity in the global financial markets as well as our expectation for the cessation of short-term global interest rate increases will provide support for global equity markets. FMA continues to expect that market leadership will remain within the small cap sector in 2007 though we anticipate greater convergence of returns across market cap segments as well as investment styles. We believe the market environment will require FMA's strong investment capabilities and disciplined stock selection focus, and look forward to continuing to provide competitive investment returns for our fellow shareholders.

Respectfully yours,

/s/ Kathryn Vorisek

Kathryn A. Vorisek
Chief Investment Officer

THIS REPRESENTS THE MANAGERS' ASSESSMENT OF THE PORTFOLIO AND MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.


                      DEFINITION OF THE COMPARATIVE INDICES

RUSSELL 2000(R) INDEX is an unmanaged index comprised of 2,000 stocks of U.S. companies with small market capitalization.

RUSSELL 2000(R) VALUE INDEX is an unmanaged index comprised of 2,000 stocks of U.S. companies with lower price-to-book ratios and lower forecasted growth values.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO
                                                     APRIL 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INDUSTRY WEIGHTINGS++
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

          BANKS                                               10.9%
          REAL ESTATE INVESTMENT TRUSTS                        9.4%
          SEMI CONDUCTORS                                      8.9%
          INSURANCE                                            5.3%
          MEDICAL PRODUCTS & SERVICES                          5.2%
          INDUSTRIAL                                           5.1%
          HEALTHCARE                                           4.1%
          AEROSPACE & DEFENSE                                  3.5%
          ENERGY EQUIPMENT & SERVICES                          3.5%
          APPAREL/TEXTILES                                     3.4%
          RETAIL                                               3.4%
          BUSINESS SERVICES                                    3.3%
          COMMUNICATIONS EQUIPMENT                             3.3%
          SECURITIES BROKERAGE/DEALERS                         3.3%
          FOOD & BEVERAGE                                      2.9%
          MATERIALS & PROCESSING                               2.1%
          COAL MINING                                          1.8%
          CONSUMER PRODUCTS                                    1.8%
          GAS UTILITIES                                        1.7%
          LEASING & RENTING                                    1.7%
          PRINTING & PUBLISHING                                1.7%
          RESTAURANTS                                          1.7%
          CHEMICALS                                            1.6%
          COMPUTER SOFTWARE                                    1.6%
          BUILDING & CONSTRUCTION                              1.5%
          COMPUTER TECHNOLOGY                                  1.5%
          ENTERTAINMENT                                        1.5%
          TRANSPORTATION                                       1.5%
          COMMUNICATION TECHNOLOGY                             1.4%
          SHORT-TERM INVESTMENTS                               0.7%
          UTILITIES - ELECTRICAL                               0.7%

++    PERCENTAGES ARE BASED ON TOTAL INVESTMENTS.

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK - 98.7%
--------------------------------------------------------------------------------

                                                         SHARES         VALUE
                                                       -----------   -----------
  AEROSPACE & DEFENSE -- 3.5%
  Moog, Cl A .......................................        94,250   $ 4,007,510
  Woodward Governor ................................        81,872     4,040,383
                                                                     -----------
                                                                       8,047,893
                                                                     -----------
  APPAREL/TEXTILES -- 3.3%
  Carter's* ........................................       150,550     3,944,410
  Wolverine World Wide .............................       130,100     3,718,258
                                                                     -----------
                                                                       7,662,668
                                                                     -----------
  BANKS -- 10.9%
  Bank of the Ozarks ...............................       152,272     4,487,456
  Capitol Bancorp ..................................        93,850     2,829,577
  First Charter ....................................       150,850     3,309,649
  FirstFed Financial* ..............................        60,700     3,731,836
  FirstMerit .......................................       167,250     3,492,180
  Prosperity Bancshares ............................       103,600     3,593,884
  Virginia Commerce Bancorp* .......................       186,945     3,505,219
                                                                     -----------
                                                                      24,949,801
                                                                     -----------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO
                                                     APRIL 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                         SHARES         VALUE
                                                       -----------   -----------
  BUILDING & CONSTRUCTION SUPPLIES -- 1.5%
  Beacon Roofing Supply* ..........................        217,800   $ 3,425,994
                                                                     -----------
  BUSINESS SERVICES -- 3.2%
  Rollins .........................................        171,600     3,958,812
  United Stationers* ..............................         58,500     3,481,920
                                                                     -----------
                                                                       7,440,732
                                                                     -----------
  CHEMICALS -- 1.6%
  Rockwood Holdings* ..............................        121,600     3,733,120
                                                                     -----------
  COAL MINING -- 1.8%
  Foundation Coal Holdings ........................        102,800     4,049,292
                                                                     -----------
  COMMUNICATION TECHNOLOGY -- 1.4%
  Black Box .......................................         89,400     3,257,736
                                                                     -----------
  COMMUNICATIONS EQUIPMENT -- 3.3%
  Andrew* .........................................        371,050     4,051,866
  Comtech Telecommunications* .....................         93,950     3,556,008
                                                                     -----------
                                                                       7,607,874
                                                                     -----------
  COMPUTER SOFTWARE -- 1.6%
  Blackbaud .......................................        162,000     3,576,960
                                                                     -----------
  COMPUTER TECHNOLOGY -- 1.5%
  Intermec* .......................................        154,900     3,458,917
                                                                     -----------
  CONSUMER PRODUCTS -- 1.8%
  Inter Parfums* ..................................        177,515     4,086,395
                                                                     -----------
  ENERGY EQUIPMENT & SERVICES -- 3.5%
  Atwood Oceanics* ................................         59,400     3,736,260
  Oceaneering International* ......................         89,800     4,269,092
                                                                     -----------
                                                                       8,005,352
                                                                     -----------
  ENTERTAINMENT -- 1.5%
  WMS Industries* .................................         85,800     3,419,988
                                                                     -----------
  FOOD & BEVERAGE -- 2.9%
  Hain Celestial Group* ...........................        117,367     3,524,531
  J&J Snack Foods+ ................................         81,955     3,193,786
                                                                     -----------
                                                                       6,718,317
                                                                     -----------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO
                                                     APRIL 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                         SHARES         VALUE
                                                       -----------   -----------
  GAS UTILITIES -- 1.7%
  New Jersey Resources .............................        71,900   $ 3,861,030
                                                                     -----------
  HEALTHCARE -- 4.0%
  Healthways* ......................................        47,600     2,019,192
  Integra LifeSciences Holdings* ...................        77,850     3,547,624
  PolyMedica .......................................        91,500     3,700,260
                                                                     -----------
                                                                       9,267,076
                                                                     -----------
  INDUSTRIAL -- 5.1%
  Actuant, Cl A ....................................        72,200     3,826,600
  Regal-Beloit .....................................        82,100     3,786,452
  Watts Water Technologies, Cl A ...................       101,263     4,101,151
                                                                     -----------
                                                                      11,714,203
                                                                     -----------
  INSURANCE -- 5.2%
  Delphi Financial Group, Cl A .....................       111,150     4,746,105
  ProAssurance* ....................................        65,000     3,499,600
  Security Capital Assurance Ltd. ..................       119,000     3,819,900
                                                                     -----------
                                                                      12,065,605
                                                                     -----------
  LEASING & RENTING -- 1.7%
  Aaron Rents ......................................       135,900     3,855,483
                                                                     -----------
  MATERIALS & PROCESSING -- 2.1%
  Century Aluminum* ................................        54,022     2,555,781
  Schnitzer Steel Industries, Cl A .................        45,100     2,341,141
                                                                     -----------
                                                                       4,896,922
                                                                     -----------
  MEDICAL PRODUCTS & SERVICES -- 5.2%
  Datascope ........................................       109,682     4,063,718
  Haemonetics* .....................................        74,800     3,578,432
  Owens & Minor ....................................       120,417     4,256,741
                                                                     -----------
                                                                      11,898,891
                                                                     -----------
  PRINTING & PUBLISHING -- 1.7%
  Consolidated Graphics* ...........................        52,050     3,916,763
                                                                     -----------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO
                                                     APRIL 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                        SHARES         VALUE
                                                      -----------   ------------
  REAL ESTATE INVESTMENT TRUSTS -- 9.3%
  Equity Inns .....................................       215,450   $  3,684,195
  Lexington Realty Trust ..........................       176,800      3,693,352
  Luminent Mortgage Capital .......................       421,800      3,484,068
  Mid-America Apartment Communities ...............        66,250      3,574,187
  Pennsylvania Real Estate Investment Trust .......        75,500      3,507,730
  RAIT Financial Trust ............................       125,350      3,528,603
                                                                    ------------
                                                                      21,472,135
                                                                    ------------
  RESTAURANTS -- 1.7%
  Sonic* ..........................................       169,600      3,805,824
                                                                    ------------
  RETAIL -- 3.4%
  Hibbett Sports* .................................       130,850      3,814,278
  Tractor Supply* .................................        75,343      3,898,247
                                                                    ------------
                                                                       7,712,525
                                                                    ------------
  SECURITIES BROKERAGE/DEALERS -- 3.2%
  Investment Technology Group* ....................        97,500      3,689,400
  Thomas Weisel Partners Group* ...................       190,700      3,768,232
                                                                    ------------
                                                                       7,457,632
                                                                    ------------
  SEMI CONDUCTORS -- 8.9%
  ATMI* ...........................................       118,750      3,672,938
  Formfactor* .....................................        66,300      2,737,527
  Microsemi* ......................................       163,368      3,775,434
  Netlogic Microsystems* ..........................       127,000      3,906,520
  Semtech* ........................................       283,500      4,088,070
  Trident Microsystems* ...........................       106,600      2,263,118
                                                                    ------------
                                                                      20,443,607
                                                                    ------------
  TRANSPORTATION -- 1.5%
  Old Dominion Freight Line* ......................       113,800      3,363,928
                                                                    ------------
  UTILITIES - ELECTRICAL -- 0.7%
  Empire District Electric ........................        68,000      1,679,600
                                                                    ------------
     TOTAL COMMON STOCK
      (Cost $211,767,828) .........................                  226,852,263
                                                                    ------------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO
                                                     APRIL 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT (A) -- 0.7%
--------------------------------------------------------------------------------

                                                                          SHARES         VALUE
                                                                        -----------   ------------
  HighMark U.S. Government Money Market Fund, Fiduciary Class, 4.860%
    (Cost $1,643,863) ...............................................     1,643,863   $  1,643,863
                                                                                      ------------
  TOTAL INVESTMENTS -- 99.4%
    (Cost $213,411,691) .............................................                 $228,496,126
                                                                                      ============

      PERCENTAGES ARE BASED ON NET ASSETS OF $229,858,299.

*     NON-INCOME PRODUCING SECURITY.

+ SECURITY CONSIDERED ILLIQUID. THE TOTAL VALUE OF THE SUCH SECURITIES AS OF APRIL 30, 2007 WAS $3,193,786 AND REPRESENTS 1.39% OF NET ASSETS.

(A)   THE RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF APRIL 30, 2007.

CL    CLASS

LTD.  LIMITED


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO
                                                     APRIL 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------


ASSETS:
  Investments at value (Cost $213,411,691) ....................   $ 228,496,126
  Receivable for investment securities sold ...................       3,536,960
  Receivable for capital shares sold ..........................          42,664
  Dividends and interest receivable ...........................         228,882
                                                                  -------------
  Total Assets ................................................     232,304,632
                                                                  -------------
LIABILITIES:
  Payable for investment securities purchased .................       1,776,506
  Payable for capital shares redeemed .........................         373,899
  Payable due to Investment Advisor ...........................         143,489
  Payable due to Administrator ................................          22,959
  Chief Compliance Officer fees payable .......................           2,590
  Payable due to Trustees .....................................           1,924
  Other accrued expenses ......................................         124,966
                                                                  -------------
  Total Liabilities ...........................................       2,446,333
                                                                  -------------
  Total Net Assets ............................................   $ 229,858,299
                                                                  =============
NET ASSETS CONSIST OF:
  Paid in Capital .............................................     198,353,092
  Distributions in excess of net investment income ............         (27,145)
  Accumulated net realized gain on investments ................      16,447,917
  Net unrealized appreciation on investments ..................      15,084,435
                                                                  -------------
  TOTAL NET ASSETS ............................................   $ 229,858,299
                                                                  =============
  NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE --
    ($229,858,299 / 10,479,386 SHARES) ........................   $       21.93
                                                                  =============


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO
                             FOR THE SIX MONTHS ENDED APRIL 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividends .....................................................   $   1,343,814
                                                                  -------------
  TOTAL INVESTMENT INCOME .....................................       1,343,814
                                                                  -------------
EXPENSES
Investment Advisory Fees ......................................         837,777
Administration Fees ...........................................         134,046
Chief Compliance Officer Fees .................................           4,691
Trustees' Fees ................................................           4,023
Shareholder Servicing Fees ....................................         307,860
Transfer Agent Fees ...........................................          78,864
Printing Fees .................................................          29,791
Registration & Filing Fees ....................................          19,390
Legal Fees ....................................................          16,636
Audit Fees ....................................................           9,622
Custodian Fees ................................................           8,152
Other Expenses ................................................           4,003
                                                                  -------------
  TOTAL EXPENSES ..............................................       1,454,855
Less:
Fees Paid Indirectly -- Note 4 ................................         (47,144)
                                                                  -------------
  NET EXPENSES ................................................       1,407,711
                                                                  -------------
NET INVESTMENT LOSS ...........................................         (63,897)
                                                                  -------------
NET REALIZED GAIN ON INVESTMENTS ..............................      16,731,944
NET CHANGE IN UNREALIZED DEPRECIATION ON INVESTMENTS ..........      (2,500,586)
                                                                  -------------
NET GAIN ON INVESTMENTS .......................................      14,231,358
                                                                  -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..........   $  14,167,461
                                                                  =============


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                          SIX MONTHS
                                                                             ENDED          YEAR ENDED
                                                                        APRIL 30, 2007     OCTOBER 31,
                                                                          (UNAUDITED)          2006
                                                                        --------------    -------------
OPERATIONS:
  Net Investment Loss ...............................................   $      (63,897)   $    (308,200)
  Net Realized Gain on Investments ..................................       16,731,944       26,554,625*
  Net Change in Unrealized Appreciation (Depreciation) on Investments       (2,500,586)       6,858,552
                                                                        --------------    -------------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..............       14,167,461       33,104,977
                                                                        --------------    -------------
DIVIDENDS AND DISTRIBUTIONS:
  Net Investment Income .............................................          (74,407)              --
  Capital Gains .....................................................      (24,565,801)     (25,776,311)
                                                                        --------------    -------------
  TOTAL DIVIDENDS AND DISTRIBUTIONS .................................      (24,640,208)     (25,776,311)
                                                                        --------------    -------------
CAPITAL SHARE TRANSACTIONS:
  Issued ............................................................       63,909,096       98,971,118
  Reinvestment of Distributions .....................................       23,607,610       24,773,526
  Redeemed ..........................................................      (59,446,386)     (81,651,532)**
                                                                        --------------    -------------
  Net Increase from Capital Share Transactions ......................       28,070,320       42,093,112
                                                                        --------------    -------------
     TOTAL INCREASE IN NET ASSETS ...................................       17,597,573       49,421,778
NET ASSETS:
  Beginning of Period ...............................................      212,260,726      162,838,948
                                                                        --------------    -------------
  End of Period (including distributions in excess of net investment
     income of $(27,145) and $0, respectively) ......................   $  229,858,299    $ 212,260,726
                                                                        ==============    =============
SHARE TRANSACTIONS:
  Issued ............................................................        2,925,153        4,498,737
  Reinvestment of Distributions .....................................        1,112,507        1,236,204
  Redeemed ..........................................................       (2,770,565)      (3,793,583)**
                                                                        --------------    -------------
  Net Increase in Shares Outstanding from Share Transactions ........        1,267,095        1,941,358
                                                                        ==============    =============


*     INCLUDES REALIZED GAINS ON IN-KIND REDEMPTION (SEE NOTE 8).

**    INCLUDES REDEMPTIONS AS A RESULT OF IN-KIND TRANSFERRED SECURITIES (SEE
      NOTE 8).


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                                SELECTED PER SHARE DATA & RATIOS
                                    FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                             SIX MONTHS
                                                ENDED
                                              APRIL 30,                             YEARS ENDED OCTOBER 31,
                                                2007         ---------------------------------------------------------------------
                                             (UNAUDITED)        2006           2005          2004            2003         2002(1)
                                             -----------     ---------      ---------     ---------       ---------      ---------
Net Asset Value, Beginning of Year ........   $   23.04      $   22.40      $   23.77     $   20.08       $   16.18      $   16.61
                                              ---------      ---------      ---------     ---------       ---------      ---------
Income from Investment Operations:
  Net Investment Income (Loss) ............       (0.01)(2)      (0.05)(2)       0.03(2)      (0.04)(2)        0.01           0.06
  Net Realized and Unrealized Gain (Loss) .        1.41           4.24           2.47          3.74            3.92          (0.44)
                                              ---------      ---------      ---------     ---------       ---------      ---------
  Total from Investment Operations ........        1.40           4.19           2.50          3.70            3.93          (0.38)
                                              ---------      ---------      ---------     ---------       ---------      ---------
Dividends and Distributions:
  Net Investment Income ...................       (0.01)            --          (0.01)        (0.01)          (0.03)         (0.05)
  Capital Gains ...........................       (2.50)         (3.55)         (3.86)           --              --             --
  Return of Capital .......................          --             --             --            --              --*            --
                                              ---------      ---------      ---------     ---------       ---------      ---------
  Total Dividends and Distributions .......       (2.51)         (3.55)         (3.87)        (0.01)          (0.03)         (0.05)
                                              ---------      ---------      ---------     ---------       ---------      ---------
Net Asset Value, End of Year ..............   $   21.93      $   23.04      $   22.40     $   23.77       $   20.08      $   16.18
                                              =========      =========      =========     =========       =========      =========
TOTAL RETURN+ .............................        6.43%         21.07%         11.07%        18.40%++        24.30%++       (2.34)%
                                              =========      =========      =========     =========       =========      =========
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Year (Thousands) .......   $ 229,858      $ 212,261      $ 162,839     $ 191,909       $ 169,003      $ 136,326
Ratio of Net Expenses to Average Net Assets        1.26%          1.24%          1.20%         1.20%           1.20%          1.13%
Ratio of Expenses to Average Net Assets
  (Excluding Fees Paid Indirectly)** ......        1.30%          1.27%          1.25%         1.24%***        1.27%          1.13%
Ratio of Net Investment Income (Loss)
  to Average Net Assets ...................       (0.06)%        (0.17)%         0.09%        (0.18)%          0.01%          0.31%
Portfolio Turnover Rate ...................          64%           135%+++        169%          145%            107%            99%

*     INCLUDES RETURN OF CAPITAL OF $0.0035.

**    SEE NOTE 4 IN NOTES TO FINANCIAL STATEMENTS.

*** FOR THE YEAR ENDED OCTOBER 31, 2004, THE RATIO OF EXPENSES TO AVERAGE NET ASSETS EXCLUDES WAIVERS AND FEES PAID INDIRECTLY. IF THE FEES PAID INDIRECTLY WERE INCLUDED, THE RATIO WOULD HAVE BEEN 1.22%.

+ RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE PORTFOLIO'S SHARES.

++ TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES NOT BEEN WAIVED AND EXPENSES ASSUMED BY THE ADVISER DURING THE PERIODS INDICATED.

+++ INCLUDES THE EFFECTS OF IN-KIND TRANSACTIONS. IF THE IN-KIND TRANSACTIONS WERE NOT INCLUDED THE PORTFOLIO TURNOVER RATE WOULD HAVE BEEN 127%.

(1) ON JUNE 24, 2002, THE ADVISORS' INNER CIRCLE FUND FMA SMALL COMPANY PORTFOLIO ACQUIRED THE ASSETS AND LIABILITIES OF THE UAM FMA SMALL COMPANY PORTFOLIO, A SERIES OF THE UAM FUNDS, INC. THE OPERATIONS OF THE ADVISORS' INNER CIRCLE FUND FMA SMALL COMPANY PORTFOLIO PRIOR TO ACQUISITION WERE THOSE OF THE PREDECESSOR FUND, THE UAM FMA SMALL COMPANY PORTFOLIO.

(2)   PER SHARE DATA CALCULATED USING THE AVERAGE SHARES METHOD.

AMOUNTS DESIGNATED AS "--" ARE $0 OR HAVE BEEN ROUNDED TO $0.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 38 portfolios. The financial statements herein are those of the FMA Small Company Portfolio (the "Portfolio"). The Portfolio seeks maximum, long-term total return, consistent with reasonable risk to principal, by investing in common stocks of smaller companies in terms of revenue and/or market capitalization. The financial statements of the remaining portfolios of the Trust are presented separately. The assets of each portfolio are segregated, and a shareholder's interest is limited to the portfolio in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America.

      USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

      SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. Prices for most securities held in the Portfolio are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Portfolio seeks to obtain a bid price from at least one independent broker.

      Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Portfolio's Board of Trustees (the "Board"). The Portfolio's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO

--------------------------------------------------------------------------------

      SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis.

      EXPENSES -- Most expenses of the Trust can be directly attributed to a particular portfolio. Expenses that cannot be directly attributed to a portfolio or share class are apportioned among the portfolios of the Trust based on the number of portfolios and/or relative net assets.

      ILLIQUID SECURITIES -- A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of the Portfolio. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed.

      DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Portfolio will distribute substantially all of its net investment income, if any, quarterly. Any net realized net capital gains will be distributed at least annually. All distributions are recorded on ex-dividend date. The Portfolio's distributions to shareholders may include a return of capital received from REITs held by the Portfolio.

      INVESTMENTS IN REITS -- With respect to the Portfolio, dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator") and/or SEI Investments Distribution Co. (the
"Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

The services provided by the Chief Compliance Officer ("CCO") and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

4. ADMINISTRATION, COMMISSION RECAPTURE, CUSTODIAN, DISTRIBUTION, SHAREHOLDER SERVICING AND TRANSFER AGENT AGREEMENTS:

The Portfolio and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $125,000 for one portfolio, $250,000 for two portfolios, $350,000 for three portfolios, plus $75,000 per additional portfolio, plus $20,000 per additional class or 0.12% of the first $250 million, 0.10% of the next $250 million, 0.08% of the next $250 million and 0.04% of any amount above $750 million of the Portfolio's average daily net assets.

The Portfolio directs certain portfolio trades to the Distributor, via a network of executing brokers, who pay a portion of the Portfolio's expenses. Under this arrangement, the Portfolio had expenses reduced by $32,907, which was used to pay administration expenses. The Portfolio also earned cash management credits which are used to offset transfer

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO

--------------------------------------------------------------------------------

agent expenses. During the period the Portfolio had transfer agent expenses reduced by $14,237. These amounts are listed as "Fees Paid Indirectly" on the Statement of Operations.

Union Bank of California, N.A. acts as custodian (the "Custodian") for the Portfolio. The Custodian plays no role in determining the investment policies of the Portfolio or which securities are to be purchased or sold by the Portfolio.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

Certain brokers, dealers, banks, trust companies and other financial representatives received compensation from the Portfolio for providing a variety of services, including record keeping and transaction processing. Such fees were based on the assets of the Portfolio that were serviced by the financial representative. Such fees are paid by the Portfolio to the extent that the number of accounts serviced by the financial representative multiplied by the account fee charged by the Portfolio's transfer agent would not exceed the amount that would have been charged had the accounts serviced by the financial representative been registered directly through the transfer agent. All fees in excess of this calculated amount are paid by the Adviser.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Portfolio under a transfer agency agreement.

5. INVESTMENT ADVISORY AGREEMENT:

Under the terms of an investment advisory agreement, Fiduciary Management Associates, LLC (the "Adviser"), provides investment advisory services to the Portfolio at a fee calculated at an annual rate of 0.75% of the Portfolio's average daily net assets. Prior to April 1, 2006, the Adviser had voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Portfolio's total annual operating expenses from exceeding 1.20% of the Portfolio's average daily net assets. Effective April 1, 2006, the Adviser discontinued its voluntary expense cap.

6. INVESTMENT TRANSACTIONS:

For the six months ended April 30, 2007, the Portfolio made purchases of $155,037,972 and sales of $136,507,222 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

7. FEDERAL TAX INFORMATION:

It is the Portfolio's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during the year. The book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid in capital as appropriate, in the period that

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO

--------------------------------------------------------------------------------

the difference arises. Permanent book and tax differences resulted in the reclassification of $111,159 to undistributed net investment income and a reclassification of $(111,159) to net realized gain. These book and tax differences were attributable to REIT adjustments. These reclassifications had no effect on net assets or net asset value.

The tax character of dividends and distributions paid during the years ended October 31, 2006 and October 31, 2005, was as follows:

                        ORDINARY           LONG-TERM
                         INCOME           CAPITAL GAIN            TOTAL
                      -----------        -------------         -----------
2006                  $12,157,719         $13,618,592          $25,776,311
2005                   16,665,291          16,814,164           33,479,455

As of October 31, 2006, total Distributable Earnings on a tax basis were as follows:

Undistributed Ordinary Income                 $11,348,967
Undistributed Long-Term Capital Gain           13,190,044
Unrealized Appreciation                        17,438,943
                                              -----------
Total Distributable Earnings                  $41,977,954
                                              ===========

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Portfolio that may be carried forward for a maximum period of eight years and applied against future capital gains. As of October 31, 2006, there were no capital loss carryforwards.

The  Federal  tax  cost  and  aggregate  gross   unrealized   appreciation   and
depreciation on investments, held by the Portfolio at April 30, 2007, were as follows:

      FEDERAL            APPRECIATED          DEPRECIATED        NET UNREALIZED
     TAX COST            SECURITIES           SECURITIES          APPRECIATION
  --------------        -------------        -------------       --------------
   $213,411,691          $21,580,722          $(6,496,287)         $15,084,435

8. IN-KIND TRANSFER OF SECURITIES:

During the year ended October 31, 2006, the Portfolio redeemed shares of beneficial interest in exchange for securities. The securities were transferred at their current value on the date of the transaction.

                           SHARES
         DATE             REDEEMED               VALUE               GAIN
     -----------         ----------           -----------         ----------
       6/30/06            (684,748)           $14,856,830         $1,932,527

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO

--------------------------------------------------------------------------------

9. OTHER:

At April 30, 2007, 64% of total shares outstanding were held by two shareholders owning 10% or greater of the aggregate total shares outstanding. These shareholders were comprised of omnibus accounts that were held on behalf of several individual shareholders.

In the normal course of business, the Portfolio enters into contracts that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

10. NEW ACCOUNTING PRONOUNCEMENTS:

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Portfolio's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The Portfolio will not be required to adopt FIN 48 until April 30, 2008. As of April 30, 2007, the Portfolio has not completed its evaluation of the impact, if any, that will result from the adoption of FIN 48.

In September  2006,  FASB issued  STATEMENT ON  FINANCIAL  ACCOUNTING  STANDARDS
(SFAS) NO. 157, "FAIR VALUE MEASUREMENTS." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of April 30, 2007, the Portfolio does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DISCLOSURE OF PORTFOLIO EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Portfolio's costs in two ways:

o ACTUAL PORTFOLIO RETURN. This section helps you to estimate the actual expenses after fee waivers that your Portfolio incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Portfolio, and the "Ending Account Value" number is derived from deducting that expense cost from the Portfolio's gross investment return.

You can use this information, together with the actual amount you invested in the Portfolio, to estimate the expenses you paid over that period. Simply divide your ending account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Portfolio under "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section helps you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Portfolio's comparative cost by comparing the hypothetical result for your Portfolio in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Portfolio's actual return -- the account values shown may not apply to your specific investment.

----------------------------------------------------------------------------------
                               BEGINNING      ENDING      ANNUALIZED      EXPENSE
                                ACCOUNT      ACCOUNT       EXPENSE         PAID
                                 VALUE        VALUE         RATIOS        DURING
                                11/01/06     4/30/07    FOR THE PERIOD    PERIOD*
----------------------------------------------------------------------------------
FMA SMALL COMPANY PORTFOLIO
----------------------------------------------------------------------------------
ACTUAL PORTFOLIO RETURN       $1,000.00    $1,064.30        1.26%         $6.45
HYPOTHETICAL 5% RETURN         1,000.00     1,018.55        1.26           6.31
----------------------------------------------------------------------------------

* Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHAREHOLDER VOTING RESULTS (UNAUDITED)
--------------------------------------------------------------------------------

SHAREHOLDER MEETING

At a special meeting held on January 30, 2007, the shareholders voted on the following proposal:

1. To approve a new investment advisory agreement between the Trust, on behalf of the Portfolio, and Fiduciary Management Associates, LLC.

                        NUMBER OF         % OF SHARES        % OF SHARES
                          SHARES          OUTSTANDING          PRESENT
                       ------------       -----------        -----------
         For           3,937,948.35          94.89%             47.78%
         Against          67,240.33           1.62%              0.82%
         Abstain         144,692.74           3.49%              1.75%

         Total         4,149,881.42         100.00%             50.35%

                           FMA SMALL COMPANY PORTFOLIO
                                 P.O. Box 219009
                              Kansas City, MO 64121
                                  866-FMA-8333

                                    ADVISER:
                      Fiduciary Management Associates, LLC
                        55 West Monroe Street, Suite 2550
                             Chicago, IL 60603-5093

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004

This information must be preceded or accompanied by a current prospectus for the Portfolio described.



FMA-SA-001-0600

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.    SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                     The Advisors' Inner Circle Fund


By (Signature and Title)*                        /s/ James F. Volk
                                                 -------------------------------
                                                 James F. Volk, President

Date:  June 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                        /s/ James F. Volk
                                                 -------------------------------
                                                 James F. Volk, President

Date:  June 27, 2007


By (Signature and Title)*                        /s/ Michael Lawson
                                                 -------------------------------
                                                 Michael Lawson
                                                 Controller & CFO


Date:  June 27, 2007

* Print the name and title of each signing officer under his or her signature.